Finance Profit/(Loss)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Finance Profit/(Loss)
19	Finance profit/(loss)

	2023	2022	2021
Investment income (i)	110,474	94,728	27,982
Financial revenue through amortized cost	4,571	—	—
Foreign currency variation income	742	2,514	—
Financial revenue on sublease agreements	700	390	197
Contingent consideration variation (iii)	4,051	13,971	—
Other finance income	1,271	530	332

Finance income	121,809	112,133	28,511

Financial expense on lease agreements	(9,809)	(9,359)	(12,281)
Interest expense on loans and financing (ii)	(23,654)	(5,804)	—
Bank fees	(141)	(354)	(119)
Interest and arrears	—	(4)	(80)
Investment losses (i)	(111)	(554)	—
Fines on taxes	(1)	(4)	(65)
Foreign currency variation on liabilities at amortized cost	(775)	(2,986)	(372)
Interest on taxes	(79)	—	(208)
Contingent consideration variation (iii)	(19,923)	—	—
Other financial expenses	(87)	—	(4)

Finance costs	(54,580)	(19,065)	(13,129)

Finance profit/(loss), net	67,229	93,068	15,382

(i)	Investment income and losses comprises the fair value changes on the financial instruments at fair value through profit or loss. Segregated investment income result is demonstrated below.

	2023	2022	2021
Mutual funds and fixed income investments (a)	109,657	94,489	25,620
Private equity funds	817	239	2,362

	110,474	94,728	27,982
Mutual funds	—	(486)	—
Private equity funds	(111)	(68)	—

	(111)	(554)	—

(a)	Vinci Monalisa corresponds to the most part of the Group’s investment income.

(ii)
Interest expense on loans and financing comprises the financial result on the Commercial notes, the consideration payable related to SPS acquisition and interest expense on the convertible preferred shares. Please see note 14 for more detail.

(iii)	Variation on contingent consideration comprises the financial result of the fair value evaluation. Please see note 14 (iii) for more detail.